Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 728
Due from 1 to 5 years, amortized cost	838
Due from 5 to 10 years, amortized cost	252
Due after 10 years, amortized cost	214
Total, amortized cost	2,032	SFr 2,348
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	731
Due from 1 to 5 years, fair value	861
Due from 5 to 10 years, fair value	259
Due after 10 years, fair value	215
Total, fair value	SFr 2,066	2,400
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.91%
Due from 1 to 5 years, average yield (as a percent)	0.89%
Due from 5 to 10 years, average yield (as a percent)	0.52%
Due after 10 years, average yield (as a percent)	4.28%
Total, average yield (as a percent)	1.21%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 728
Due from 1 to 5 years, amortized cost	838
Due from 5 to 10 years, amortized cost	250
Due after 10 years, amortized cost	214
Total, amortized cost	2,030	2,346
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	731
Due from 1 to 5 years, fair value	861
Due from 5 to 10 years, fair value	257
Due after 10 years, fair value	215
Total, fair value	SFr 2,064	SFr 2,398
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.91%
Due from 1 to 5 years, average yield (as a percent)	0.89%
Due from 5 to 10 years, average yield (as a percent)	0.52%
Due after 10 years, average yield (as a percent)	4.28%
Total, average yield (as a percent)	1.21%